Earnings per share - Summary of Net Profit (Loss) for the Year Used for the Basic and Diluted Earnings Per Share (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Net profit attributable to ordinary equity holders of the parent for basic earnings	€ 13,154	€ (7,044)	€ 1,586
Interest on convertible bonds			50
Net profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	€ 13,154	€ (7,044)	€ 1,636